Subsequent Events (Details Narrative) (10-K) - USD ($)			1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 12, 2019	Sep. 30, 2019	May 31, 2019	Mar. 31, 2019	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018
Shares to be issued - financing, shares			940,510,000		940,510,000		94,051
Value of shares to be issued - financing			$ 94,051
Shares to be issued for services, shares			975,000,000		975,000,000
Value of shares to be issued for services			$ 97,500			$ 45,000	$ 97,500
Deposit						$ 102,000
Pettanicals Pet Treat Inc. [Member]
Issuance of common stock for cash, shares		1,020,000,000
Deposit	$ 102,000		102,000
Cash payment upon closing	$ 153,000		$ 153,000
Private Placement [Member]
Issuance of common stock for cash, shares			264,150,900
Shares issued price per share	$ 0.0001		$ 0.0001
Key Consultants [Member]
Issuance of common stock for cash, shares				450,000,000
Shares issued price per share				$ 0.0001
Shares to be issued for services, shares						450,000,000